Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash, cash equivalents and restricted cash	$ 11,119	$ 2,575
Accounts receivable	283	0
Due from related parties	4,536	2,602
Inventories	5,178	0
Prepaid expenses and other current assets	3,170	487
Total Current Assets	24,286	5,664
Investments	28,734	14,167
Property, plant and equipment, net	1,414	637
Intangible assets, net	182,153	0
Goodwill	667,936	0
Other assets	766	1,096
Total Assets	905,289	21,564
Liabilities and Stockholders' Deficit
Accrued employee benefits	9,273	3,779
Accrued expenses	2,478	1,009
Patent installment payable - current	1,225	775
Obligation to issue equity	4,158	0
Warrant liability	34,023	0
Other current liabilities	317	253
Total Current Liabilities	69,347	8,168
Notes payable, net of current portion	13,654	999
Embedded derivative liability	0	1,994
Earnout liability	14,752	0
Stock-based compensation liability	1,160	0
Patent installment payable, net of current	12,375	13,075
Deferred income taxes	27,353	0
Other liabilities	355	683
Total Liabilities	138,996	29,420
Commitments and Contingencies (Note 19)
Mezzanine Capital
Redeemable Units		10,630
Stockholders' Equity / Unitholders' Deficit
Preferred stock	0
Common stock	4
Additional paid-in capital	502,865	0
Accumulated other comprehensive gain (loss)	909	0
Accumulated deficit	(78,262)	(64,284)
Total Innventure, Inc., Stockholders’ Equity/ Innventure LLC Unitholders' Deficit	425,516	(20,045)
Non-controlling interest	340,777	1,559
Total Stockholders' Equity/ Unitholders' Deficit	766,293	(18,486)
Total Liabilities, Mezzanine Capital and Equity	905,289	21,564
Redeemable Class I Units
Mezzanine Capital
Redeemable Units	0	2,912
Redeemable Class PCTA Units
Mezzanine Capital
Redeemable Units	0	7,718
Class B Preferred Units
Stockholders' Equity / Unitholders' Deficit
Preferred stock		38,122
Class B-1 Preferred Units
Stockholders' Equity / Unitholders' Deficit
Preferred stock		3,323
Class A Units
Stockholders' Equity / Unitholders' Deficit
Common stock		1,950
Class C Units
Stockholders' Equity / Unitholders' Deficit
Common stock		844
Nonrelated party
Liabilities and Stockholders' Deficit
Accounts payable	3,248	93
Notes payable - current	625	912
Convertible promissory note, net	0	1,120
Related party
Liabilities and Stockholders' Deficit
Accounts payable	0	347
Notes payable - current	14,000	1,000
Convertible promissory note, net	$ 0	$ 3,381